CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Loss for the year	$ 13,279	$ 9,806	$ 4,742
Other comprehensive income items that will not be transferred to statement of operations
Re-measurement of defined benefit plan	(32)
Currency translation differences	(415)	(260)	(12)
Total comprehensive loss for the year	$ 12,832	$ 9,546	$ 4,730